Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Earnings Per Share [Abstract]
Profit for the year attributable to owners of the Company (in Dollars)		$ (1,135,963)	$ (27,056)	$ 1,329,717
Original shares (Class A and Class B common share):		11,000,000	10,000,000	6,843,000
Profit for the year attributable to owners of the Company (in Dollars)		$ (1,135,963)	$ (27,056)	$ 1,329,717
Basic weighted average shares outstanding	[1]	16,349,986	10,205,479	7,365,570
Basic Earnings Per Share Denominator
Profit for the year attributable to owners of the Company (in Dollars)		$ (1,135,963)	$ (27,056)	$ 1,329,717
Original shares (Class A and Class B common share):		11,000,000	10,000,000	6,843,000
Additions from actual events:
– Issuance of ordinary shares, weighted		5,349,986	205,479	522,570
Basic weighted average shares outstanding	[1]	16,349,986	10,205,479	7,365,570
Diluted Earnings Per Share Denominator
Profit for the year attributable to owners of the Company (in Dollars)		$ (1,135,963)	$ (27,056)	$ 1,329,717
Basic weighted average shares outstanding	[1]	16,349,986	10,205,479	7,365,570
Dilutive shares: Potential additions from dilutive events:
Net income per share
Diluted Weighted Average Shares Outstanding:	[1],[2]	16,349,986	10,205,479	7,365,570
Earnings Per Share
– Basic (in Dollars per share)	[1]	$ (0.069)	$ (0.003)	$ 0.18
– Diluted (in Dollars per share)	[1],[2]	$ (0.069)	$ (0.003)	$ 0.18
Weighted Average Shares Outstanding
– Basic	[1]	16,349,986	10,205,479	7,365,570
– Diluted	[1],[2]	16,349,986	10,205,479	7,365,570

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.
[2]	The 24,999,972 shares issuable under the warrants have not been included, as the Company’s loss status results in these warrants being anti-dilutive.